Quarterly Holdings Report
for
Fidelity® SAI U.S. Momentum Index Fund
October 31, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SY1-NPRT1-1224
1.9878816.107
Common Stocks - 99.8%
	Shares	Value ($)
UNITED STATES - 99.8%
Communication Services - 6.1%
Diversified Telecommunication Services - 0.2%
AT&T Inc	64,927	1,463,455
Entertainment - 0.3%
Netflix Inc (b)	2,664	2,014,064
Interactive Media & Services - 4.4%
Alphabet Inc Class A	73,349	12,550,748
Alphabet Inc Class C	63,431	10,953,899
Meta Platforms Inc Class A	10,123	5,745,612
		29,250,259
Media - 0.2%
Fox Corp Class A	17,454	733,068
Fox Corp Class B	11,536	449,442
		1,182,510
Wireless Telecommunication Services - 1.0%
T-Mobile US Inc	30,162	6,730,952
TOTAL COMMUNICATION SERVICES		40,641,240

Consumer Discretionary - 2.3%
Automobiles - 0.1%
General Motors Co	14,617	741,959
Broadline Retail - 0.1%
eBay Inc	11,952	687,360
Hotels, Restaurants & Leisure - 0.4%
Hilton Worldwide Holdings Inc	1,694	397,836
Royal Caribbean Cruises Ltd	11,215	2,314,215
		2,712,051
Household Durables - 1.2%
DR Horton Inc	11,924	2,015,156
Garmin Ltd	10,134	2,010,079
Lennar Corp Class A	4,496	765,669
NVR Inc (b)	129	1,180,712
PulteGroup Inc	9,372	1,213,955
		7,185,571
Specialty Retail - 0.5%
Dick's Sporting Goods Inc	2,852	558,279
TJX Cos Inc/The	26,184	2,959,578
Williams-Sonoma Inc	994	133,325
		3,651,182
Textiles, Apparel & Luxury Goods - 0.0%
Deckers Outdoor Corp (b)	1,190	191,459
TOTAL CONSUMER DISCRETIONARY		15,169,582

Consumer Staples - 14.4%
Beverages - 2.6%
Coca-Cola Co/The	240,734	15,722,338
Keurig Dr Pepper Inc	54,625	1,799,893
		17,522,231
Consumer Staples Distribution & Retail - 7.1%
Costco Wholesale Corp	22,571	19,731,117
Walmart Inc	335,725	27,512,664
		47,243,781
Food Products - 0.3%
Kellanova	25,874	2,086,738
Household Products - 1.0%
Colgate-Palmolive Co	53,892	5,050,219
Kimberly-Clark Corp	12,071	1,619,687
		6,669,906
Tobacco - 3.4%
Altria Group Inc	114,464	6,233,709
Philip Morris International Inc	121,532	16,127,297
		22,361,006
TOTAL CONSUMER STAPLES		95,883,662

Energy - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Kinder Morgan Inc	89,755	2,199,895
ONEOK Inc	12,925	1,252,174
Targa Resources Corp	17,362	2,898,760
Texas Pacific Land Corp	1,470	1,714,020
Williams Cos Inc/The	69,490	3,639,191
		11,704,040
Financials - 17.5%
Banks - 5.8%
Bank of America Corp	43,378	1,814,068
Citizens Financial Group Inc	25,077	1,056,243
Fifth Third Bancorp	21,455	937,154
First Citizens BancShares Inc/NC Class A	205	397,157
JPMorgan Chase & Co	135,752	30,126,085
PNC Financial Services Group Inc/The	16,245	3,058,446
Truist Financial Corp	17,588	757,163
		38,146,316
Capital Markets - 3.9%
Bank of New York Mellon Corp/The	33,144	2,497,732
Cboe Global Markets Inc	706	150,780
Goldman Sachs Group Inc/The	19,531	10,112,957
Intercontinental Exchange Inc	8,791	1,370,253
KKR & Co Inc Class A	32,439	4,484,367
Moody's Corp	9,199	4,176,714
Nasdaq Inc	25,898	1,914,380
Robinhood Markets Inc Class A (b)	10,243	240,608
S&P Global Inc	2,511	1,206,184
		26,153,975
Consumer Finance - 1.1%
American Express Co	25,341	6,844,097
Synchrony Financial	5,686	313,526
		7,157,623
Financial Services - 2.0%
Berkshire Hathaway Inc Class B (b)	19,531	8,806,919
Corebridge Financial Inc	11,628	369,421
Equitable Holdings Inc	15,165	687,581
Fiserv Inc (b)	18,722	3,705,084
		13,569,005
Insurance - 4.7%
AFLAC Inc	42,328	4,435,551
Allstate Corp/The	12,407	2,314,154
Arch Capital Group Ltd	23,603	2,326,312
Arthur J Gallagher & Co	8,799	2,474,279
Assurant Inc	334	64,028
Brown & Brown Inc	13,547	1,417,558
Chubb Ltd	13,505	3,814,352
Erie Indemnity Co Class A	1,425	639,597
Fidelity National Financial Inc	1,526	91,819
Hartford Financial Services Group Inc/The	17,662	1,950,591
Progressive Corp/The	46,107	11,196,163
The Travelers Companies, Inc.	1,483	364,729
W R Berkley Corp	2,282	130,462
		31,219,595
TOTAL FINANCIALS		116,246,514

Health Care - 10.9%
Biotechnology - 2.7%
Alnylam Pharmaceuticals Inc (b)	8,493	2,264,149
Amgen Inc	23,335	7,470,934
Regeneron Pharmaceuticals Inc (b)	2,637	2,210,333
United Therapeutics Corp (b)	3,861	1,443,898
Vertex Pharmaceuticals Inc (b)	9,152	4,356,169
		17,745,483
Health Care Equipment & Supplies - 2.9%
Boston Scientific Corp (b)	92,958	7,810,331
Intuitive Surgical Inc (b)	17,995	9,066,601
ResMed Inc	8,953	2,170,834
		19,047,766
Health Care Providers & Services - 0.7%
DaVita Inc (b)	735	102,760
HCA Healthcare Inc	8,378	3,005,525
McKesson Corp	794	397,468
Quest Diagnostics Inc	5,366	830,818
Universal Health Services Inc Class B	3,956	808,250
		5,144,821
Pharmaceuticals - 4.6%
Eli Lilly & Co	36,591	30,361,016
TOTAL HEALTH CARE		72,299,086

Industrials - 11.8%
Aerospace & Defense - 6.6%
Axon Enterprise Inc (b)	1,558	659,813
GE Aerospace	82,553	14,180,955
HEICO Corp	3,272	801,476
HEICO Corp Class A	4,908	942,385
Howmet Aerospace Inc	34,056	3,396,064
Lockheed Martin Corp	14,481	7,907,350
RTX Corp	104,202	12,607,401
TransDigm Group Inc	2,438	3,175,007
		43,670,451
Air Freight & Logistics - 0.1%
CH Robinson Worldwide Inc	7,855	809,379
Building Products - 1.6%
Carlisle Cos Inc	2,287	965,640
Carrier Global Corp	38,481	2,798,338
Johnson Controls International plc	10,002	755,651
Lennox International Inc	1,618	974,958
Trane Technologies PLC	14,146	5,236,284
		10,730,871
Commercial Services & Supplies - 1.2%
Cintas Corp	24,695	5,082,478
Republic Services Inc	8,274	1,638,252
Veralto Corp	14,741	1,506,383
		8,227,113
Construction & Engineering - 0.3%
EMCOR Group Inc	2,791	1,244,982
Quanta Services Inc	1,834	553,189
		1,798,171
Electrical Equipment - 0.1%
Vertiv Holdings Co Class A	5,555	607,106
Industrial Conglomerates - 1.1%
3M Co	54,497	7,001,230
Machinery - 0.5%
Cummins Inc	853	280,620
Dover Corp	718	135,939
Parker-Hannifin Corp	1,896	1,202,197
Pentair PLC	1,986	196,852
Westinghouse Air Brake Technologies Corp	9,133	1,716,821
		3,532,429
Professional Services - 0.2%
Leidos Holdings Inc	7,649	1,400,991
Trading Companies & Distributors - 0.1%
Watsco Inc	757	358,068
TOTAL INDUSTRIALS		78,135,809

Information Technology - 22.9%
Communications Equipment - 1.6%
Arista Networks Inc (b)	12,137	4,690,222
Motorola Solutions Inc	12,803	5,753,028
		10,443,250
Electronic Equipment, Instruments & Components - 0.9%
Amphenol Corp Class A	65,828	4,411,793
Corning Inc	39,123	1,861,863
		6,273,656
IT Services - 0.7%
GoDaddy Inc Class A (b)	11,942	1,991,925
IBM Corporation	14,422	2,981,316
		4,973,241
Semiconductors & Semiconductor Equipment - 11.9%
Analog Devices Inc	2,846	634,971
Broadcom Inc	189,740	32,212,161
First Solar Inc (b)	3,351	651,702
KLA Corp	2,571	1,712,877
Monolithic Power Systems Inc	2,267	1,721,333
NVIDIA Corp	237,641	31,549,220
Teradyne Inc	2,468	262,126
Texas Instruments Inc	50,109	10,180,145
		78,924,535
Software - 3.0%
AppLovin Corp Class A (b)	12,096	2,048,941
Fair Isaac Corp (b)	1,512	3,013,582
Gen Digital Inc	9,095	264,755
MicroStrategy Inc Class A (b)	4,731	1,156,730
Oracle Corp	59,981	10,067,212
Palantir Technologies Inc Class A (b)	34,808	1,446,620
Samsara Inc Class A (b)	3,151	150,586
Tyler Technologies Inc (b)	2,505	1,517,003
		19,665,429
Technology Hardware, Storage & Peripherals - 4.8%
Apple Inc	123,662	27,936,483
Dell Technologies Inc Class C	4,057	501,567
Hewlett Packard Enterprise Co	10,058	196,030
HP Inc	41,675	1,480,296
NetApp Inc	12,710	1,465,590
		31,579,966
TOTAL INFORMATION TECHNOLOGY		151,860,077

Materials - 1.3%
Chemicals - 0.1%
International Flavors & Fragrances Inc	14,807	1,472,260
Containers & Packaging - 0.5%
Amcor PLC	73,278	815,584
International Paper Co	20,999	1,166,284
Packaging Corp of America	2,390	547,167
Smurfit WestRock PLC	9,679	498,469
		3,027,504
Metals & Mining - 0.7%
Newmont Corp	105,150	4,778,016
TOTAL MATERIALS		9,277,780

Real Estate - 3.6%
Health Care REITs - 1.3%
Healthpeak Properties Inc	36,564	820,862
Ventas Inc	33,948	2,223,255
Welltower Inc	39,800	5,368,224
		8,412,341
Real Estate Management & Development - 0.3%
CBRE Group Inc Class A (b)	13,396	1,754,474
Residential REITs - 1.0%
AvalonBay Communities Inc	8,901	1,972,551
Camden Property Trust	7,010	811,688
Equity Residential	16,214	1,140,979
Essex Property Trust Inc	4,216	1,196,754
Mid-America Apartment Communities Inc	6,162	932,557
UDR Inc	14,777	623,441
		6,677,970
Retail REITs - 0.3%
Realty Income Corp	38,046	2,258,791
Specialized REITs - 0.7%
Extra Space Storage Inc	6,939	1,133,139
Iron Mountain Inc	24,072	2,978,429
Public Storage Operating Co	1,286	423,170
		4,534,738
TOTAL REAL ESTATE		23,638,314

Utilities - 7.2%
Electric Utilities - 5.7%
Alliant Energy Corp	11,905	714,300
American Electric Power Co Inc	8,568	846,090
Constellation Energy Corp	18,336	4,821,635
Duke Energy Corp	46,660	5,378,498
Edison International	22,785	1,877,484
Entergy Corp	3,696	572,067
Evergy Inc	7,123	430,514
FirstEnergy Corp	23,012	962,592
NextEra Energy Inc	153,834	12,191,345
NRG Energy Inc	18,323	1,656,399
PPL Corp	39,472	1,285,208
Southern Co/The	76,221	6,938,398
		37,674,530
Independent Power and Renewable Electricity Producers - 0.6%
Vistra Corp	31,418	3,925,993
Multi-Utilities - 0.9%
CMS Energy Corp	7,099	494,161
Consolidated Edison Inc	2,107	214,240
NiSource Inc	28,443	1,000,056
Public Service Enterprise Group Inc	36,275	3,243,348
WEC Energy Group Inc	9,780	934,283
		5,886,088
Water Utilities - 0.0%
American Water Works Co Inc	1,077	148,744
TOTAL UTILITIES		47,635,355

TOTAL UNITED STATES		662,491,459
TOTAL COMMON STOCKS (Cost $546,239,168)		662,491,459

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/21/2024 (e) (Cost $82,769)	5.08	83,000	82,787

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $1,393,296)	4.87	1,393,018	1,393,296

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $547,715,233)	663,967,542
NET OTHER ASSETS (LIABILITIES) - 0.0% (c)	(4,854)
NET ASSETS - 100.0%	663,962,688

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini S&P 500 Index Contracts (United States)	6	Dec 2024	1,721,550	(20,662)	(20,662)

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Includes $64,118 of cash collateral to cover margin requirements for futures contracts.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $82,787.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	865,005	10,245,508	9,717,217	20,641	-	-	1,393,296	0.0%
Fidelity Securities Lending Cash Central Fund	84,800	5,848,007	5,932,807	365	-	-	-	0.0%
Total	949,805	16,093,515	15,650,024	21,006	-	-	1,393,296

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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